Earnings Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Feb. 28, 2011	Feb. 15, 2011	Feb. 11, 2011	Feb. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding				3,600,000	21,206,121	21,202,614
Common stock, shares issued					21,206,121	21,202,614
Conversion of Impex debt and membership units into common shares (shares)				2,300,273
Issuance of common stock, shares	17,602,614	935,947	16,666,667
Conversion of debt to common stock						$ 35,158
Interest expense					1,255	8,524	28,155
Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of Impex debt and membership units into common shares (shares)					2,300,273
Issuance of common stock, shares					27,000
Conversion of debt to common stock					30,000
Conversion of debt to common stock (shares)					1,272,727
Interest expense						$ 178	$ 3,100